WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET	12 Months Ended
Oct. 31, 2025
Research and Development [Abstract]
WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET

NOTE 6 – WEBSITE AND SOFTWARE DEVELOPMENT COSTS, NET

Website and Software Development Costs, net consist of the following:

	As of October 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value

Website Development Costs	$11,630	$(7,863)	$3,767
Software Development Costs	13,000	(7,583)	5,417
Total	$24,630	$(15,446)	$9,184

	As of October 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value

Website Development Costs	$11,630	$(3,986)	$7,644
Software Development Costs	13,000	(3,250)	9,750
Total	$24,630	$(7,236)	$17,394